Stock-based Compensation - Stock-Based Compensation Costs (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,601	$ 2,297	$ 29,300	$ 7,172	$ 10,389		$ 13,515	$ 23,493	$ 29,324
Amount capitalized to software development	216	365		829	959	[1]	1,386	1,667	1,099
Total stock-based compensation cost	1,817	2,662		8,001	11,348		14,901	25,160	30,423
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	351	587		1,116	2,180		2,706	6,358	6,021
Product development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	985	944		2,811	3,226		4,170	5,260	5,103
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 265	$ 766		$ 3,245	$ 4,983		$ 6,639	$ 11,875	$ 18,200

[1]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.